SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted Cash
	September 30,	December 31,
	2023	2022
Cash	$70,994	$433,343
Restricted Cash	176,800	176,800
Total cash and restricted cash presented in the statement of cash flows	$247,794	$610,143

	December 31,
	2022	2021
Cash	$433,816	$0
Restricted Cash	176,800	0
Total cash and restricted cash presented in the statement of cash flows	$610,616	$0